Label	Element	Value
Class Y Prospectus | Alger Capital Appreciation Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Capital Appreciation Institutional Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Capital Appreciation Institutional Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66.72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.72%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary and health care sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Y Shares were not offered prior to February 28, 2017. Historical performance prior to February 28, 2017 is that of the Fund's Class I Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Y Shares were not offered prior to February 28, 2017.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class I Shares* as of December 31 (%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*  The returns shown are for Class I Shares, which would have substantially similar annual returns as Class Y Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q2 2009 20.56%	Worst Quarter: Q4 2008 -21.96%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class I Shares, which would have substantially similar annual returns as Class Y Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2017
Class Y Prospectus | Alger Capital Appreciation Institutional Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1993
Class Y Prospectus | Alger Capital Appreciation Institutional Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,040
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	261
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	462
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,040
Class Y Prospectus | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2008	rr_AnnualReturn2008	(43.89%)
Annual Return 2009	rr_AnnualReturn2009	49.12%
Annual Return 2010	rr_AnnualReturn2010	13.48%
Annual Return 2011	rr_AnnualReturn2011	(1.03%)
Annual Return 2012	rr_AnnualReturn2012	18.11%
Annual Return 2013	rr_AnnualReturn2013	34.81%
Annual Return 2014	rr_AnnualReturn2014	13.30%
Annual Return 2015	rr_AnnualReturn2015	6.23%
Annual Return 2016	rr_AnnualReturn2016	0.46%
Annual Return 2017	rr_AnnualReturn2017	31.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.02%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.39%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.01%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.16%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1993
Class Y Prospectus | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.01%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.01%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.65%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.04%	[3]
Class Y Prospectus | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.14%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.50%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.91%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.42%	[3]

[1]	The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Capital Appreciation Institutional Fund. The management fee for assets up to $2 billion is .81%. The management fee for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2017, was .74%.
[2]	Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the total annual fund operating expenses of the Class Y Shares of the Fund to the actual investment advisory fee plus incurred custody fee. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.
[3]	The returns shown are for Class I Shares, which would have substantially similar annual returns as Class Y Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.